Stock-Based Compensation - Weighted-average assumptions (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted average assumptions
Expected volatility	0.724%
Expected term (in years)	6 years 1 month 6 days
Risk-free interest rate	0.017%
Expected dividend yield	0.00%
Options and RSUs to acquire common stock | Stock Option Plan 2016
Weighted average assumptions
Weighted-average period		1 year 8 months 12 days	2 years 2 months 12 days
Gelesis
Weighted average assumptions
Fair value of common stock		$ 20.02	$ 11.18
Expected volatility		60.10%	63.60%
Expected term (in years)		5 years 9 months 18 days	5 years 9 months 18 days
Risk-free interest rate		1.10%	0.20%
Expected dividend yield		0.00%	0.00%
Gelesis | Options and RSUs to acquire common stock
Weighted average assumptions
Weighted-average grant date fair value of stock options granted		$ 11.25	$ 6.31
Gelesis | Options and RSUs to acquire common stock | Stock Option Plan 2016
Weighted average assumptions
Unrecognized compensation cost		$ 8.7	$ 8.7